Condensed Consolidated Statements of Other Comprehensive Income - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net loss	$ (1,301,864)	$ (5,351,177)
Other comprehensive income:
Unrealized gain in fair value of short-term investments		11,914
Comprehensive loss	$ (1,301,864)	$ (5,339,263)